Loss Before Tax	12 Months Ended
Dec. 31, 2018
Material Income And Expense [Abstract]
Loss Before Tax

5. Loss before tax

Loss before tax is stated after charging:

	2018	2017	2016
	(in thousands)
	£	£	£
Administrative expenses:
Amortization	230	164	89
Depreciation	141	30	12
IPO related expenses	—	1,794	—

IPO related costs primarily relate to legal, accounting and other advisors’ fees in relation to the Company’s listing on Nasdaq which was completed on October 2, 2017.